INTANGIBLE ASSETS AND GOODWILL - Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Roll Forward]
Beginning balance	$ 279,697	$ 330,555
Impairment loss		(50,858)
Additions from acquisitions	3,637
Measurement period adjustments	150
Ending balance	$ 283,484	$ 279,697